Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss	12 Months Ended
Dec. 31, 2023
Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss [Abstract]
ADDITIONAL DETAILS TO THE STATEMENT OF PROFIT OR LOSS AND COMPREHENSIVE PROFIT OR LOSS

NOTE 28:     ADDITIONAL DETAILS TO THE STATEMENT OF PROFIT OR LOSS AND COMPREHENSIVE PROFIT OR LOSS

Cost of revenues

	Year ended December 31,
	2023	2022
Energy and infrastructure	78,942	56,415
Depreciation and amortization	84,785	72,420
Purchases of electrical components	2,580	1,759
Electrician salaries and payroll taxes	1,561	1,316
	167,868	131,910

General and administrative expenses

	Year ended December 31,
	2023	2022
Salaries and share-based payments	24,105	30,040
Professional services	7,608	10,051
Insurance, duties and other	5,668	9,370
Travel, motor vehicle and meals	1,018	1,152
Hosting and telecommunications	402	560
Advertising and promotion	491	333
	39,292	51,506

Net financial expenses (income)

	Year ended December 31,
	Notes	2023	2022 (restated - Note 3e)
Loss (gain) on revaluation of warrants		38,088	(63,406)
Gain on disposition of marketable securities	a	(12,245)	(51,649)
Gain on extinguishment of long-term debt and lease liabilities	b	(12,835)	—
Interest income		(1,420)	(456)
Loss on foreign exchange		7,842	2,945
Interest on credit facility and long-term debt		2,688	12,770
Warrant issuance costs		2,000	—
Provision expense on VAT receivable	c	5,903	6,750
Interest on lease liabilities		1,391	1,451
Other financial (income) expenses		896	629
		32,308	(90,966)

a.	Gain on disposition of marketable securities

During the year ended December 31, 2023 and 2022, the Company funded its expansion in Argentina through the acquisition of marketable securities and the in-kind contribution of those securities to the Company’s subsidiary in Argentina. The subsequent disposition of those marketable securities in exchange for Argentine Pesos gave rise to a gain as the amount received in ARS exceeds the amount of ARS the Company would have received from a direct foreign currency exchange.

b.	Gain on extinguishment of the BlockFi loan and Reliz lease liability

In February 2023, the Company negotiated a settlement of its loan agreement with BlockFi with a then outstanding debt balance of $20,330 for a payment of $7,750. As a result, a gain on extinguishment of long-term debt was recognized in the amount of $12,580 during the year ended December 31, 2023.

In February 2023, the Company modified its lease agreement with Reliz Ltd. in order to settle its outstanding lease liability of $373 for a payment of $118. As a result, a gain on extinguishment of lease liabilities was recognized in the amount of $255 during the year ended December 31, 2023.

c.	Provision expense on VAT receivable

Due to the political and economic uncertainties in Argentina, the Company is uncertain when, or if at all, the Argentine VAT receivable will be settled. As a result, the Company has recorded a provision to reduce the Argentine VAT receivable to nil. The provision is classified within Net financial expenses (income) during the year ended December 31, 2023. Previously, the Argentine VAT not expected to be settled within the next 12 months was classified as a long-term receivable in Note 15 with the short-term portion included in sales tax receivable in Note 8.